CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Revenue:
Product	$ 1,046	$ 1,891	$ 2,964	$ 3,003	$ 5,856	$ 4,441
IP license, royalty and other	1,691	1,562	3,324	3,029	8,143	10,546
Total revenue	2,737	3,453	6,288	6,032	13,999	14,987
Cost of revenue:
Product	186	155	380	236	642	357
IP license, royalty and other	622	237	1,376	473	2,301	2,308
Total cost of revenue	808	392	1,756	709	2,943	2,665
Gross profit	1,929	3,061	4,532	5,323	11,056	12,322
Operating expenses:
Sales and marketing	1,909	1,534	3,869	2,943	6,386	5,218
Research and development	2,990	2,662	5,847	5,419	11,408	10,702
General and administrative	905	833	1,781	1,595	3,590	3,158
Amortization of intangible assets	0	47	0	94	110	629
Total operating expenses	5,804	5,076	11,497	10,051	21,494	19,707
Loss from operations	(3,875)	(2,015)	(6,965)	(4,728)	(10,438)	(7,385)
Interest expense	(80)	(53)	(134)	(103)	(241)	(104)
Other income (expense)	5	1	4	15	(17)	(6)
Net loss	(3,950)	(2,067)	(7,095)	(4,816)	(10,696)	(7,495)
Dividends and beneficial conversion on preferred stock	(864)	0	(864)	0
Net loss available to common stockholders, basic and diluted	$ (4,814)	$ (2,067)	$ (7,959)	$ (4,816)
Net loss per share available to common stockholders, basic and diluted (in dollars per share)	$ (0.41)	$ (0.19)	$ (0.67)	$ (0.44)	$ (0.95)	$ (0.69)
Shares used in computing net loss per share:
Available to common stockholders, basic and diluted (in shares)	11,836,140	11,048,394	11,827,430	11,010,813	11,245,813	10,820,028